Series S
Series S
SMA Relationship Trust

Series S

Prospectus Supplement

July 23, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series S series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2014, as follows:

The second sentence of the first paragraph under the heading "Principal strategies" and the sub-heading "Principal investments" on page 17 of the Prospectus is deleted in its entirety and replaced by the following:
Small capitalization companies are those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase.